3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies Tables
Accounts receivable
	September 30,	December 31,
	2012	2011
	(Unaudited)
Accounts Receivable Gross	$8,957,000	$6,992,000
Allowance for Doubtful Accounts	(609,000)	(950,000)
Accounts Receivable Net	$8,348,000	$6,042,000

Credit and Concentration Risks

  There were three customers that represented 59.0% and 74.6% of total sales for the three months ended September 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	25.0	43.6
2	22.7	17.8
3	11.3	13.2

  There were two customers that represented 59.2% and 65.1% of total sales for the nine months ended September 30, 2012 and 2011, respectively. This is set forth in the table below.

Customer	Percentage of Sales
	2012	2011
	(Unaudited)	(Unaudited)

1	30.9	46.4
2	28.3	18.7

There were four customers that represented 63.3% of gross accounts receivable at September 30, 2012 and five customers that represented 82.2% of gross accounts receivable at December 31, 2011.  This is set forth in the table below.

Customer	Percentage of Receivables
	September	December
	2012	2011
	(Unaudited)
1	20.5	12.9
2	16.9	26.2
3	14.4	18.3
4	11.5	13.3
5	*	11.5

* Customer was less than 10% of receivables at September 30, 2012

Earnings per share
	September 30,	September 30,
	2012	2011
Stock Options	15,548	291,428
Warrants	250	19,865